Business acquisition T-16 Acquisition (Details) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Oct. 18, 2013	Sep. 30, 2013
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 2,695,000,000
Business Combination, Consideration Transferred, Liabilities Incurred	898,800,000
Working capital adjustments	2,200,000
Excess of purchase price over book value of net assets acquired, recorded as a reduction of equity	1,306,600,000
Tender Rig T16
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired		100.00%
Business Combination, Consideration Transferred		200,000,000
Business Combination, Consideration Transferred, Liabilities Incurred		93,100,000
Working capital adjustments		39,000,000
Excess of purchase price over book value of net assets acquired, recorded as a reduction of equity		67,600,000
Private Placement [Member] | Tender Rig T16
Business Acquisition [Line Items]
Common units issued as consideration		3,310,622
Business acquistion, equity interest issued or issuable, share price		$ 32.29
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		106,900,000
$440 facility | Secured Debt [Member]
Business Acquisition [Line Items]
Maximum borrowing capacity			$ 440,000,000